Income Taxes - Additional Information (Details)	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2020 USD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets related to temporary differences not recognized	$ (649,212)				$ (792,109)
Income tax losses	37,717,792		$ 20,846,641
Capital losses	412,122		672,934
Net deferred tax recognized in the statement of financial position	$ 0		$ 0
Franking account balance percentage	30.00%	30.00%	30.00%	30.00%
Franking account balance		$ 227,371		$ 227,371
Intellectual Property and Other Miscellaneous Items
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets related to temporary differences not recognized	$ 649,212		$ 0